Property and equipment, net (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	Computer and	Furniture and	Office	Leasehold
	Software	Fittings	Equipment	Improvement	Total
	US$	US$	US$	US$	US$
Cost
At July 1, 2023	65,725	19,109	39,621	231,820	356,275
Addition	26,394	-	18,378	89,439	134,211
Effect of foreign exchange translation	(7,134)	(39)	8,372	(4,410)	(3,211)
At June 30, 2024	84,985	19,070	66,371	316,849	487,275
Addition	5,053	-	22,544	35,543	63,140
Effect of foreign exchange translation	842	1,235	2,298	12,583	16,958
At June 30, 2025	90,880	20,305	91,213	364,975	567,373

Depreciation
At July 1, 2023	34,164	13,500	33,730	96,082	177,476
Addition	17,738	1,213	2,994	75,018	96,963
Effect of foreign exchange translation	(1,644)	(37)	(189)	(1,341)	(3,211)
At June 30, 2024	50,258	14,676	36,535	169,759	271,228
Addition	21,081	3,203	12,486	103,996	140,766
Effect of foreign exchange translation	930	1,068	2,690	12,270	16,958
At June 30, 2025	72,269	18,947	51,711	286,025	428,952

Net book value as at June 30, 2025	18,611	1,358	39,502	78,950	138,421

Net book value as at June 30, 2024	34,727	4,394	29,836	147,090	216,047